Adjustments Resulting from Foreign Currency Translation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign Currency [Abstract]
Amounts charged/(credited)	$ 7,760	$ 2,094	$ (3,608)